Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
	2021	2020
Machinery and equipment	$698	$649
Automobiles	101	50
Leasehold improvements	120	146
Computer and equipment	87	36
Furniture and fixtures	—	68
Total property, and equipment	1,006	949
Less: accumulated depreciation and amortization	(526)	(492)
Total property, and equipment, net	$480	$457